INTANGIBLE ASSETS (Schedule of Intangible assets) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Intangible assets	$ 2,006,000	$ 2,006,000
Accumulated amortization	(394,256)
Carrying value	1,611,744	$ 2,006,000
Intellectual Property [Member]
Intangible assets	756,000	756,000
Non-compete agreement [Member]
Intangible assets	$ 1,250,000	$ 1,250,000